Loans	12 Months Ended
Dec. 31, 2014
Loans

Note 5. Loans

The composition of loans, net at December 31, 2014 and 2013 is as follows:

	2014	2013
	(In Thousands)
Real Estate:
Land Development and Construction	$43,233	$27,224
Farmland	26,463	29,634
1-4 Family Mortgages	104,170	105,489
Commercial Real Estate	151,746	145,369

Total Real Estate Loans	325,612	307,716

Business Loans:
Commercial and Industrial Loans	38,333	55,813
Farm Production and other Farm Loans	1,035	1,308

Total Business Loans	39,368	57,121

Consumer Loans:
Credit Cards	1,075	1,087
Other Consumer Loans	25,440	26,744

Total Consumer Loans	26,515	27,831

Total Gross Loans	391,495	392,668

Unearned income	(535)	(485)
Allowance for loan losses	(6,542)	(8,078)

Loans, net	$384,418	$384,105

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $34.3 million and $54.8 million of the loans outstanding at December 31, 2014 and 2013, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2014 is presented in the following table.

Balance outstanding at December 31, 2013	$1,326,327

Principal additions	3,770,089

Principal reductions	(957,059)

Balance outstanding at December 31, 2014	$4,139,357

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2014	2013
	(in thousands)
Real Estate:
Land Development and Construction	$92	$136
Farmland	222	352
1-4 Family Mortgages	1,905	1,866
Commercial Real Estate	9,444	8,894

Total Real Estate Loans	11,663	11,248

Business Loans:
Commercial and Industrial Loans	70	2,224
Farm Production and other Farm Loans	—	—

Total Business Loans	70	2,224

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	133	120

Total Consumer Loans	133	120

Total Non-Accrual Loans	$11,854	$13,592

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $819,524, $813,710 and $770,509 in 2014, 2013 and 2012, respectively.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2014 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$578	$—	$578	$42,655	$43,233	$—
Farmland	889	17	906	25,557	26,463	—
1-4 Family Mortgages	4,606	837	5,443	98,727	104,170	131
Commercial Real Estate	2,211	4,471	6,682	145,064	151,746	724

Total Real Estate Loans	8,284	5,325	13,609	312,003	325,612	855

Business Loans:
Commercial and Industrial Loans	115	3	118	38,215	38,333	3
Farm Production and other Farm Loans	22	—	22	1,013	1,035	—

Total Business Loans	137	3	140	39,228	39,368	3

Consumer Loans:
Credit Cards	27	6	33	1,042	1,075	6
Other Consumer Loans	1,179	53	1,232	24,208	25,440	16

Total Consumer Loans	1,206	59	1,265	25,250	26,515	22

Total Loans	$9,627	$5,387	$15,014	$376,481	$391,495	$880

An age analysis of past due loans, segregated by class of loans, as of December 31, 2013 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$170	$—	$170	$27,054	$27,224	$—
Farmland	419	69	488	29,146	29,634	—
1-4 Family Mortgages	4,234	1,088	5,322	100,167	105,489	335
Commercial Real Estate	3,308	9,316	12,624	132,745	145,369	1,750

Total Real Estate Loans	8,131	10,473	18,604	289,112	307,716	2,085

Business Loans:
Commercial and Industrial Loans	248	23	271	55,542	55,813	—
Farm Production and other Farm Loans	5	—	5	1,303	1,308	—

Total Business Loans	253	23	276	56,845	57,121	—

Consumer Loans:
Credit Cards	39	10	49	1,038	1,087	10
Other Consumer Loans	1,105	41	1,146	25,598	26,744	—

Total Consumer Loans	1,144	51	1,195	26,636	27,831	10

Total Loans	$9,528	$10,547	$20,075	$372,593	$392,668	$2,095

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2014	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$92	$—	$92	$92	$92	$114
Farmland	798	104	694	798	108	575
1-4 Family Mortgages	2,554	1,685	869	2,554	143	2,210
Commercial Real Estate	9,444	895	8,549	9,444	1,642	9,169

Total Real Estate Loans	12,888	2,684	10,204	12,888	1,985	12,068

Business Loans:
Commercial and Industrial Loans	70	30	40	70	40	1,147
Farm Production and other Farm Loans	—	—	—	—	—	—

Total Business Loans	70	30	40	70	40	1,147

Consumer Loans:
Other Consumer Loans	121	121	—	121	—	120

Total Consumer Loans	121	121	—	121	—	120

Total Loans	$13,079	$2,835	$10,244	$13,079	$2,025	$13,335

2013	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$136	$25	$111	$136	$103	$278
Farmland	352	220	132	352	24	720
1-4 Family Mortgages	1,866	1,054	812	1,866	202	2,111
Commercial Real Estate	8,894	976	7,918	8,894	896	9,535

Total Real Estate Loans	11,248	2,275	8,973	11,248	1,225	12,644

Business Loans:
Commercial and Industrial Loans	2,224	118	2,106	2,224	1,072	1,195
Farm Production and other Farm Loans	—	—	—	—	—	2

Total Business Loans	2,224	118	2,106	2,224	1,072	1,197

Consumer Loans:
Other Consumer Loans	120	120	—	120	—	166

Total Consumer Loans	120	120	—	120	—	166

Total Loans	$13,592	$2,513	$11,079	$13,592	$2,297	$14,007

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2014	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$4,741

Total	4	$6,850	$4,741

December 31, 2013	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	5	$9,261	$7,119

Total	5	$9,261	$7,119

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2014	5	$7,119
Additional loans with concessions
Reductions due to:
Charge-off	1	(2,028)
Principal paydowns		(350)

Total at December 31, 2014	4	$4,741

The allocated allowance for loan losses attributable to restructured loans was $174,274 and $1,196,274 at December 31, 2014 and 2013, respectively.

The Company had no remaining availability under commitments to lend additional funds on these troubled debt restructurings at December 31, 2014.

The Corporation utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Corporation. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Corporation. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (OLEM) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2014.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2014 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$41,431	$424	$1,378	$—	$—	$43,233
Farmland	23,993	708	1,762	—	—	26,463
1-4 Family Mortgages	86,969	5,351	11,850	—	—	104,170
Commercial Real Estate	126,881	13,558	11,307	—	—	151,746

Total Real Estate Loans	279,274	20,041	26,297	—	—	325,612

Business Loans:
Commercial and Industrial Loans	37,890	232	211	—	—	38,333
Farm Production and other Farm Loans	1,035	—	—	—	—	1,035

Total Business Loans	38,925	232	211	—	—	39,368

Consumer Loans:
Credit Cards	1,069	—	6	—	—	1,075
Other Consumer Loans	24,889	177	358	16	—	25,440

Total Consumer Loans	25,958	177	364	16	—	26,515

Total Loans	$344,157	$20,450	$26,872	$16	$—	$391,495

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2013:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$25,165	$192	$1,867	$—	$—	$27,224
Farmland	25,160	744	3,730	—	—	29,634
1-4 Family Mortgages	87,108	4,671	13,710	—	—	105,489
Commercial Real Estate	125,339	5,915	14,115	—	—	145,369

Total Real Estate Loans	262,772	11,522	33,422	—	—	307,716

Business Loans:
Commercial and Industrial Loans	52,871	426	416	2,100	—	55,813
Farm Production and other Farm Loans	1,298	8	2	—	—	1,308

Total Business Loans	54,169	434	418	2,100	—	57,121

Consumer Loans:
Credit Cards	1,077	—	10	—	—	1,087
Other Consumer Loans	25,942	193	564	42	3	26,744

Total Consumer Loans	27,019	193	574	42	3	27,831

Total Loans	$343,960	$12,149	$34,414	$2,142	$3	$392,668

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2014	2013	2012
Real Estate:
Land Development and Construction	$241,853	$(15,787)	$87,917
Farmland	52,731	14,915	(2,386)
1-4 Family Mortgages	22,205	152,756	220,591
Commercial Real Estate	42,582	513,841	854,847

Total Real Estate Loans	359,371	665,725	1,160,969

Business Loans:
Commercial and Industrial Loans	2,038,953	350,740	(936)
Farm Production and other Farm Loans	—	(1,700)	3,436

Total Business Loans	2,038,953	349,040	2,500

Consumer Loans:
Credit Cards	11,482	17,726	9,441
Other Consumer Loans	49,022	48,387	100,030

Total Consumer Loans	60,504	66,113	109,471

Total Net Chargeoffs	$2,458,828	$1,080,878	$1,272,940

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net Chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

2013	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Provision for loan losses	742,177	1 ,561,751	(99,562)	2,204,366

Chargeoffs	763,914	375,498	135,302	1,274,714

Recoveries	98,189	26,458	69,189	193,836

Net Chargeoffs	665,725	349,040	66,113	1,080,878

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,224,874	$1,071,729	$—	$2,296,603

Loans collectively evaluated for impairment	3,481,137	1,695,680	604,337	5,781,154

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,038,521	$54,706	$—	$1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

The Company’s recorded investment in loans as of December 31, 2013 and 2012 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2014	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$12,888	$70	$121	$13,079

Loans collectively evaluated for impairment	312,724	39,298	26,394	378,416

	$325,612	$39,368	$26,515	$391,495

2013	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$11,248	$2,224	$120	$13,592

Loans collectively evaluated for impairment	296,468	54,897	27,711	379,076

	$307,716	$57,121	$27,831	$392,668